Average Annual Total Returns - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Mid Cap Value Index Fund
	Aug. 29, 2023
Fidelity Mid Cap Value Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(12.07%)
Since Inception	6.89%
Fidelity Mid Cap Value Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.64%)
Since Inception	5.96%
Fidelity Mid Cap Value Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.76%)
Since Inception	5.17%
RS013
Average Annual Return:
Past 1 year	(12.03%)
Since Inception	7.03%	[1]

[1]	AFrom July 11, 2019.